Quarterly portfolio holdings
John Hancock
Balanced Fund
Asset allocation
July 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 56.8%		$3,373,751,969
(Cost $1,850,269,004)
Communication services 5.0%		296,792,335
Interactive media and services 5.0%
Alphabet, Inc., Class A	1,546,599	296,792,335
Consumer discretionary 7.3%		431,143,026
Broadline retail 4.2%
Amazon.com, Inc. (A)	976,203	228,538,884
MercadoLibre, Inc. (A)	7,644	18,146,015
Hotels, restaurants and leisure 1.0%
Chipotle Mexican Grill, Inc. (A)	579,947	24,868,127
Viking Holdings, Ltd. (A)	586,965	34,466,585
Specialty retail 2.1%
Burlington Stores, Inc. (A)	138,028	37,676,123
Lowe’s Companies, Inc.	259,811	58,085,945
Valvoline, Inc. (A)	832,946	29,361,347
Consumer staples 3.2%		191,670,792
Consumer staples distribution and retail 2.0%
Walmart, Inc.	1,228,061	120,325,417
Household products 0.9%
The Procter & Gamble Company	354,138	53,287,145
Personal care products 0.3%
BellRing Brands, Inc. (A)	330,858	18,058,230
Energy 3.1%		184,039,317
Oil, gas and consumable fuels 3.1%
Altera Infrastructure LP (A)	5,524	138,100
ConocoPhillips	417,247	39,780,329
EQT Corp.	1,113,975	59,876,156
Suncor Energy, Inc.	824,228	32,524,037
Valero Energy Corp.	376,671	51,720,695
Financials 6.9%		408,134,916
Banks 3.5%
JPMorgan Chase & Co.	530,139	157,048,377
M&T Bank Corp.	131,833	24,876,887
Old National Bancorp	1,041,963	21,995,839
Capital markets 0.6%
The Goldman Sachs Group, Inc.	49,465	35,792,379
Financial services 2.2%
Berkshire Hathaway, Inc., Class B (A)	190,443	89,866,243
PayPal Holdings, Inc. (A)	599,367	41,212,475
Insurance 0.6%
The Allstate Corp.	183,728	37,342,716
Health care 7.2%		427,564,760
Biotechnology 0.4%
Regeneron Pharmaceuticals, Inc.	47,047	25,662,257
Health care equipment and supplies 2.4%
Abbott Laboratories	214,742	27,098,293
Medtronic PLC	722,736	65,219,697
Stryker Corp.	127,780	50,183,039
Health care providers and services 1.1%
McKesson Corp.	58,213	40,373,044
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
The Cigna Group	89,297	$23,876,232
Pharmaceuticals 3.3%
AstraZeneca PLC	181,933	26,542,608
Eli Lilly & Company	181,139	134,055,540
Galderma Group AG	224,205	34,554,050
Industrials 5.2%		307,730,494
Air freight and logistics 0.6%
DSV A/S	150,596	33,746,290
Building products 0.3%
Trane Technologies PLC	41,028	17,973,546
Construction and engineering 0.7%
Vinci SA	297,762	41,361,799
Electrical equipment 0.9%
Schneider Electric SE	216,149	55,937,960
Machinery 2.7%
Cummins, Inc.	151,659	55,752,882
Deere & Company	112,611	59,049,830
Federal Signal Corp.	286,350	36,243,320
TOMRA Systems ASA	551,823	7,664,867
Information technology 15.3%		910,258,132
Communications equipment 0.8%
Arista Networks, Inc. (A)	400,701	49,374,377
Electronic equipment, instruments and components 1.1%
Zebra Technologies Corp., Class A (A)	189,272	64,166,993
IT services 0.7%
GoDaddy, Inc., Class A (A)	270,532	43,712,561
Semiconductors and semiconductor equipment 7.3%
Broadcom, Inc.	680,122	199,751,831
Marvell Technology, Inc.	876,335	70,431,044
Micron Technology, Inc.	542,932	59,255,598
NVIDIA Corp.	578,808	102,952,579
Software 5.4%
Microsoft Corp.	525,610	280,412,935
SAP SE, ADR	140,217	40,200,214
Materials 2.7%		160,292,745
Chemicals 0.9%
Linde PLC	114,566	52,730,147
Construction materials 0.6%
Amrize, Ltd. (A)	653,019	33,382,331
Metals and mining 1.2%
Freeport-McMoRan, Inc.	1,843,446	74,180,267
Real estate 0.9%		56,125,452
Specialized REITs 0.9%
American Tower Corp.	130,540	27,203,231

Digital Realty Trust, Inc.	163,921	28,922,221
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	3

	Shares	Value

Preferred securities 0.0%		$703,840
(Cost $830,000)
Communication services 0.0%		703,840
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	703,840

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 21.3%				$1,265,386,187
(Cost $1,292,508,466)
U.S. Government 6.8%				402,413,439
U.S. Treasury
Bond	1.375	08-15-50	63,512,000	30,872,786
Bond	1.625	11-15-50	33,446,000	17,367,097
Bond	2.000	02-15-50	11,836,000	6,859,794
Bond	3.375	08-15-42	17,842,000	14,815,133
Bond	3.375	11-15-48	3,916,000	3,059,834
Bond	4.000	11-15-42	19,208,000	17,336,721
Bond	4.625	11-15-44	18,602,000	17,994,528
Bond	4.625	02-15-55	62,109,000	59,498,481
Bond	4.750	02-15-45	19,112,000	18,786,499
Note	3.875	06-30-30	24,937,000	24,847,383
Note	4.000	06-30-32	65,687,000	65,153,293
Note	4.125	02-28-27	5,049,000	5,056,692
Note	4.125	07-31-31	19,002,000	19,068,062
Note	4.250	06-30-31	47,860,000	48,346,078
Note	4.250	05-15-35	53,822,000	53,351,058
U.S. Government Agency 14.5%				862,972,748
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	3,377,814	3,090,009
15 Yr Pass Thru	2.500	11-01-34	1,042,799	982,066
15 Yr Pass Thru	4.500	12-01-37	708,364	703,040
15 Yr Pass Thru	4.500	02-01-38	4,597,048	4,556,752
30 Yr Pass Thru	2.500	11-01-50	5,185,809	4,283,165
30 Yr Pass Thru	2.500	08-01-51	4,216,941	3,519,837
30 Yr Pass Thru	2.500	11-01-51	3,102,396	2,584,690
30 Yr Pass Thru	2.500	12-01-51	1,055,973	875,800
30 Yr Pass Thru	3.000	03-01-43	324,815	295,795
30 Yr Pass Thru	3.000	12-01-45	1,505,861	1,340,642
30 Yr Pass Thru	3.000	10-01-46	5,151,445	4,573,362
30 Yr Pass Thru	3.000	10-01-46	1,687,251	1,496,857
30 Yr Pass Thru	3.000	12-01-46	1,302,022	1,153,471
30 Yr Pass Thru	3.000	12-01-46	1,166,383	1,036,224
30 Yr Pass Thru	3.000	04-01-47	2,131,917	1,876,911
30 Yr Pass Thru	3.000	10-01-49	2,799,741	2,442,107
30 Yr Pass Thru	3.000	10-01-49	2,199,837	1,918,834
30 Yr Pass Thru	3.000	12-01-49	635,138	554,007
30 Yr Pass Thru	3.000	12-01-49	3,070,229	2,665,571
30 Yr Pass Thru	3.000	01-01-50	3,974,291	3,462,897
30 Yr Pass Thru	3.000	11-01-50	1,164,646	1,011,145
30 Yr Pass Thru	3.000	05-01-51	3,825,032	3,313,719
30 Yr Pass Thru	3.000	01-01-52	4,829,995	4,155,665
30 Yr Pass Thru	3.000	02-01-52	3,711,006	3,213,775
30 Yr Pass Thru	3.000	06-01-52	5,452,500	4,725,337
30 Yr Pass Thru	3.000	08-01-52	6,781,187	5,906,495
30 Yr Pass Thru	3.500	10-01-46	1,897,624	1,722,933
30 Yr Pass Thru	3.500	12-01-46	805,568	739,464
30 Yr Pass Thru	3.500	08-01-47	2,951,729	2,675,574
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	01-01-48	8,807,592	$8,013,856
30 Yr Pass Thru	3.500	11-01-48	628,070	575,354
30 Yr Pass Thru	3.500	12-01-49	1,992,060	1,796,973
30 Yr Pass Thru	3.500	03-01-52	1,699,368	1,534,538
30 Yr Pass Thru	3.500	03-01-52	2,644,330	2,377,101
30 Yr Pass Thru	3.500	03-01-52	2,220,268	1,993,118
30 Yr Pass Thru	3.500	04-01-52	6,222,608	5,617,104
30 Yr Pass Thru	3.500	07-01-52	1,714,780	1,541,489
30 Yr Pass Thru	3.500	07-01-52	3,289,355	2,951,803
30 Yr Pass Thru	3.500	07-01-52	3,074,052	2,763,397
30 Yr Pass Thru	4.000	11-01-47	307,251	288,649
30 Yr Pass Thru	4.000	08-01-48	358,664	337,621
30 Yr Pass Thru	4.000	08-01-49	4,786,028	4,462,059
30 Yr Pass Thru	4.000	04-01-52	5,591,107	5,198,663
30 Yr Pass Thru	4.000	04-01-52	3,221,494	3,014,503
30 Yr Pass Thru	4.000	04-01-52	4,868,887	4,539,309
30 Yr Pass Thru	4.000	05-01-52	165,732	154,876
30 Yr Pass Thru	4.000	05-01-52	4,801,599	4,449,567
30 Yr Pass Thru	4.000	06-01-52	5,326,424	4,929,256
30 Yr Pass Thru	4.000	08-01-52	2,531,595	2,345,989
30 Yr Pass Thru	4.000	08-01-52	7,079,761	6,580,616
30 Yr Pass Thru	4.000	08-01-52	1,418,285	1,312,530
30 Yr Pass Thru	4.000	10-01-52	4,069,411	3,793,950
30 Yr Pass Thru	4.000	02-01-53	9,491,848	8,867,136
30 Yr Pass Thru	4.000	04-01-53	1,477,579	1,375,714
30 Yr Pass Thru	4.000	04-01-53	1,836,307	1,706,268
30 Yr Pass Thru	4.500	03-01-41	582,909	574,531
30 Yr Pass Thru	4.500	07-01-52	1,477,591	1,413,493
30 Yr Pass Thru	4.500	07-01-52	4,957,294	4,742,246
30 Yr Pass Thru	4.500	08-01-52	850,662	815,089
30 Yr Pass Thru	4.500	08-01-52	4,266,839	4,085,743
30 Yr Pass Thru	4.500	08-01-52	3,537,687	3,387,538
30 Yr Pass Thru	4.500	09-01-52	2,276,640	2,177,168
30 Yr Pass Thru	4.500	09-01-52	2,515,856	2,410,649
30 Yr Pass Thru	4.500	09-01-52	15,151,310	14,512,982
30 Yr Pass Thru	4.500	11-01-52	5,501,860	5,251,153
30 Yr Pass Thru	4.500	12-01-52	1,273,658	1,217,213
30 Yr Pass Thru	4.500	12-01-52	5,596,851	5,375,047
30 Yr Pass Thru	4.500	04-01-53	1,200,916	1,150,697
30 Yr Pass Thru	4.500	04-01-53	4,701,860	4,492,015
30 Yr Pass Thru	4.500	05-01-53	1,100,696	1,059,483
30 Yr Pass Thru	4.500	06-01-53	2,728,670	2,604,885
30 Yr Pass Thru	4.500	08-01-53	4,252,004	4,072,534
30 Yr Pass Thru	4.500	02-01-54	2,850,392	2,724,069
30 Yr Pass Thru	5.000	07-01-52	5,072,250	4,993,483
30 Yr Pass Thru	5.000	07-01-52	4,382,783	4,282,252
30 Yr Pass Thru	5.000	08-01-52	2,945,987	2,886,429
30 Yr Pass Thru	5.000	09-01-52	8,179,626	7,997,792
30 Yr Pass Thru	5.000	10-01-52	3,019,013	2,957,979
30 Yr Pass Thru	5.000	12-01-52	1,417,540	1,394,640
30 Yr Pass Thru	5.000	12-01-52	2,968,316	2,921,293
30 Yr Pass Thru	5.000	12-01-52	5,002,403	4,895,018
30 Yr Pass Thru	5.000	02-01-53	4,878,233	4,784,185
30 Yr Pass Thru	5.000	03-01-53	11,409,475	11,214,469
30 Yr Pass Thru	5.000	04-01-53	4,427,848	4,346,634
30 Yr Pass Thru	5.000	06-01-53	3,381,290	3,305,535
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	07-01-53	8,129,016	$7,981,822
30 Yr Pass Thru	5.000	07-01-53	3,678,432	3,614,412
30 Yr Pass Thru	5.000	08-01-53	3,681,966	3,619,898
30 Yr Pass Thru	5.000	10-01-54	9,033,895	8,834,322
30 Yr Pass Thru	5.000	11-01-54	2,099,126	2,051,933
30 Yr Pass Thru	5.000	12-01-54	3,289,854	3,227,199
30 Yr Pass Thru	5.500	11-01-39	353,391	363,948
30 Yr Pass Thru	5.500	11-01-52	8,545,758	8,580,980
30 Yr Pass Thru	5.500	06-01-53	2,399,984	2,411,376
30 Yr Pass Thru	5.500	07-01-53	2,657,045	2,669,657
30 Yr Pass Thru	5.500	08-01-53	1,183,357	1,186,385
30 Yr Pass Thru	5.500	09-01-53	4,097,894	4,117,345
30 Yr Pass Thru	5.500	04-01-54	3,801,392	3,824,188
30 Yr Pass Thru	5.500	11-01-54	4,200,772	4,214,148
30 Yr Pass Thru	5.500	11-01-54	1,920,531	1,913,802
30 Yr Pass Thru	5.500	01-01-55	3,497,198	3,505,054
30 Yr Pass Thru	5.500	01-01-55	2,263,630	2,269,210
30 Yr Pass Thru	5.500	02-01-55	3,928,886	3,952,446
30 Yr Pass Thru	5.500	02-01-55	3,999,245	4,011,979
Federal National Mortgage Association
15 Yr Pass Thru	2.000	02-01-36	2,653,564	2,434,102
15 Yr Pass Thru	2.000	04-01-37	3,441,572	3,148,334
15 Yr Pass Thru	2.500	01-01-36	3,432,286	3,228,099
15 Yr Pass Thru	4.500	11-01-37	3,540,988	3,514,375
15 Yr Pass Thru	4.500	12-01-37	1,210,970	1,201,869
30 Yr Pass Thru	2.000	12-01-50	5,599,837	4,418,647
30 Yr Pass Thru	2.000	12-01-50	9,828,550	7,795,314
30 Yr Pass Thru	2.000	02-01-51	6,422,583	5,061,828
30 Yr Pass Thru	2.000	07-01-51	9,571,665	7,561,659
30 Yr Pass Thru	2.500	09-01-50	8,155,649	6,812,533
30 Yr Pass Thru	2.500	08-01-51	5,733,707	4,767,948
30 Yr Pass Thru	2.500	08-01-51	2,972,943	2,470,336
30 Yr Pass Thru	2.500	10-01-51	1,502,409	1,248,411
30 Yr Pass Thru	2.500	11-01-51	3,215,055	2,686,588
30 Yr Pass Thru	2.500	01-01-52	3,412,452	2,830,209
30 Yr Pass Thru	2.500	03-01-52	30,990,396	25,693,040
30 Yr Pass Thru	2.500	04-01-52	5,173,216	4,297,013
30 Yr Pass Thru	3.000	02-01-43	220,791	198,454
30 Yr Pass Thru	3.000	03-01-43	79,952	72,774
30 Yr Pass Thru	3.000	05-01-43	129,588	117,423
30 Yr Pass Thru	3.000	12-01-45	1,665,943	1,471,360
30 Yr Pass Thru	3.000	02-01-47	1,264,796	1,124,576
30 Yr Pass Thru	3.000	10-01-47	2,788,075	2,465,040
30 Yr Pass Thru	3.000	12-01-47	758,142	667,458
30 Yr Pass Thru	3.000	10-01-49	3,086,349	2,698,856
30 Yr Pass Thru	3.000	11-01-49	576,326	502,707
30 Yr Pass Thru	3.000	02-01-50	3,221,088	2,769,369
30 Yr Pass Thru	3.000	03-01-50	14,206,855	12,301,529
30 Yr Pass Thru	3.000	12-01-51	2,907,042	2,508,994
30 Yr Pass Thru	3.000	12-01-51	7,297,928	6,324,654
30 Yr Pass Thru	3.000	02-01-52	1,959,649	1,697,080
30 Yr Pass Thru	3.000	02-01-52	3,704,485	3,187,290
30 Yr Pass Thru	3.000	03-01-52	10,776,670	9,339,460
30 Yr Pass Thru	3.000	04-01-52	14,138,723	12,111,310
30 Yr Pass Thru	3.000	05-01-52	1,044,041	906,436
30 Yr Pass Thru	3.500	06-01-42	1,304,221	1,217,350
30 Yr Pass Thru	3.500	06-01-43	2,526,599	2,351,154
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-44	458,233	$420,553
30 Yr Pass Thru	3.500	04-01-45	417,161	384,298
30 Yr Pass Thru	3.500	04-01-45	166,369	153,169
30 Yr Pass Thru	3.500	07-01-47	3,752,792	3,442,737
30 Yr Pass Thru	3.500	12-01-47	609,358	556,157
30 Yr Pass Thru	3.500	06-01-49	3,362,845	3,068,194
30 Yr Pass Thru	3.500	08-01-49	9,157,876	8,289,645
30 Yr Pass Thru	3.500	09-01-49	330,632	299,286
30 Yr Pass Thru	3.500	09-01-49	3,913,569	3,511,226
30 Yr Pass Thru	3.500	01-01-50	1,201,332	1,085,560
30 Yr Pass Thru	3.500	03-01-50	2,025,852	1,830,621
30 Yr Pass Thru	3.500	03-01-50	2,205,818	1,978,768
30 Yr Pass Thru	3.500	04-01-50	9,209,509	8,350,772
30 Yr Pass Thru	3.500	06-01-50	2,033,467	1,839,409
30 Yr Pass Thru	3.500	09-01-50	2,689,554	2,434,565
30 Yr Pass Thru	3.500	11-01-50	4,028,126	3,613,503
30 Yr Pass Thru	3.500	01-01-51	8,734,841	7,917,635
30 Yr Pass Thru	3.500	03-01-51	3,455,377	3,120,224
30 Yr Pass Thru	3.500	02-01-52	1,536,096	1,394,304
30 Yr Pass Thru	3.500	04-01-52	2,065,854	1,859,667
30 Yr Pass Thru	3.500	05-01-52	1,815,670	1,629,914
30 Yr Pass Thru	3.500	05-01-52	4,258,295	3,813,326
30 Yr Pass Thru	3.500	08-01-52	4,925,632	4,420,165
30 Yr Pass Thru	3.500	09-01-52	1,833,193	1,647,936
30 Yr Pass Thru	3.500	09-01-52	2,563,647	2,306,174
30 Yr Pass Thru	4.000	01-01-41	705,729	677,313
30 Yr Pass Thru	4.000	09-01-41	316,470	303,290
30 Yr Pass Thru	4.000	10-01-41	2,235,737	2,145,163
30 Yr Pass Thru	4.000	01-01-47	2,560,644	2,423,322
30 Yr Pass Thru	4.000	04-01-48	375,643	353,620
30 Yr Pass Thru	4.000	10-01-48	351,074	330,382
30 Yr Pass Thru	4.000	01-01-49	305,640	285,429
30 Yr Pass Thru	4.000	07-01-49	426,532	400,059
30 Yr Pass Thru	4.000	07-01-49	922,292	865,337
30 Yr Pass Thru	4.000	08-01-49	1,878,741	1,763,310
30 Yr Pass Thru	4.000	02-01-50	1,572,040	1,469,067
30 Yr Pass Thru	4.000	03-01-51	6,028,439	5,644,861
30 Yr Pass Thru	4.000	08-01-51	3,311,994	3,107,468
30 Yr Pass Thru	4.000	04-01-52	650,791	605,722
30 Yr Pass Thru	4.000	04-01-52	5,601,263	5,222,110
30 Yr Pass Thru	4.000	04-01-52	5,206,351	4,850,676
30 Yr Pass Thru	4.000	05-01-52	8,083,914	7,516,499
30 Yr Pass Thru	4.000	05-01-52	2,946,599	2,730,567
30 Yr Pass Thru	4.000	05-01-52	2,366,954	2,193,419
30 Yr Pass Thru	4.000	05-01-52	4,218,837	3,917,441
30 Yr Pass Thru	4.000	06-01-52	171,812	160,343
30 Yr Pass Thru	4.000	06-01-52	1,839,885	1,719,367
30 Yr Pass Thru	4.000	06-01-52	2,100,302	1,946,317
30 Yr Pass Thru	4.000	06-01-52	8,872,169	8,252,198
30 Yr Pass Thru	4.000	07-01-52	10,851,094	10,106,404
30 Yr Pass Thru	4.000	07-01-52	2,350,814	2,185,074
30 Yr Pass Thru	4.000	07-01-52	1,836,202	1,706,744
30 Yr Pass Thru	4.000	07-01-52	1,989,312	1,844,086
30 Yr Pass Thru	4.000	09-01-53	5,267,022	4,895,681
30 Yr Pass Thru	4.500	11-01-39	647,361	637,723
30 Yr Pass Thru	4.500	09-01-40	337,235	331,818
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	05-01-41	206,871	$203,658
30 Yr Pass Thru	4.500	07-01-41	743,328	731,717
30 Yr Pass Thru	4.500	01-01-43	246,529	242,513
30 Yr Pass Thru	4.500	04-01-48	1,332,230	1,287,239
30 Yr Pass Thru	4.500	07-01-48	543,373	523,325
30 Yr Pass Thru	4.500	06-01-52	2,645,706	2,534,242
30 Yr Pass Thru	4.500	06-01-52	6,180,365	5,912,259
30 Yr Pass Thru	4.500	06-01-52	11,364,328	10,871,341
30 Yr Pass Thru	4.500	07-01-52	5,064,087	4,844,406
30 Yr Pass Thru	4.500	07-01-52	4,118,919	3,940,239
30 Yr Pass Thru	4.500	07-01-52	5,254,766	5,031,740
30 Yr Pass Thru	4.500	08-01-52	3,110,763	2,970,957
30 Yr Pass Thru	4.500	08-01-52	692,434	663,478
30 Yr Pass Thru	4.500	08-01-52	5,121,375	4,891,206
30 Yr Pass Thru	4.500	08-01-52	3,894,702	3,714,795
30 Yr Pass Thru	4.500	08-01-52	2,688,808	2,572,167
30 Yr Pass Thru	4.500	08-01-52	7,075,796	6,810,859
30 Yr Pass Thru	4.500	09-01-52	4,132,345	3,968,580
30 Yr Pass Thru	4.500	09-01-52	1,330,067	1,273,616
30 Yr Pass Thru	4.500	10-01-52	3,510,276	3,371,163
30 Yr Pass Thru	4.500	10-01-52	1,661,497	1,588,902
30 Yr Pass Thru	4.500	10-01-52	1,821,311	1,745,148
30 Yr Pass Thru	4.500	11-01-52	1,766,353	1,691,384
30 Yr Pass Thru	4.500	12-01-52	9,764,155	9,322,277
30 Yr Pass Thru	4.500	03-01-53	5,045,282	4,845,336
30 Yr Pass Thru	4.500	04-01-53	5,042,280	4,825,120
30 Yr Pass Thru	4.500	05-01-53	1,029,016	985,985
30 Yr Pass Thru	4.500	07-01-53	1,872,903	1,789,754
30 Yr Pass Thru	5.000	07-01-52	1,910,951	1,881,275
30 Yr Pass Thru	5.000	08-01-52	9,578,729	9,441,953
30 Yr Pass Thru	5.000	08-01-52	5,377,886	5,301,095
30 Yr Pass Thru	5.000	09-01-52	6,692,108	6,586,094
30 Yr Pass Thru	5.000	09-01-52	2,820,003	2,768,280
30 Yr Pass Thru	5.000	10-01-52	2,830,786	2,785,057
30 Yr Pass Thru	5.000	12-01-52	2,973,448	2,925,415
30 Yr Pass Thru	5.000	01-01-53	7,011,918	6,909,603
30 Yr Pass Thru	5.000	04-01-53	7,678,032	7,549,201
30 Yr Pass Thru	5.000	05-01-53	8,661,912	8,516,573
30 Yr Pass Thru	5.000	07-01-53	2,757,001	2,710,526
30 Yr Pass Thru	5.000	09-01-53	13,670,530	13,402,702
30 Yr Pass Thru	5.000	11-01-53	4,427,054	4,317,840
30 Yr Pass Thru	5.000	11-01-54	1,613,510	1,588,706
30 Yr Pass Thru	5.000	11-01-54	5,172,803	5,048,021
30 Yr Pass Thru	5.000	12-01-54	3,431,957	3,354,531
30 Yr Pass Thru	5.500	11-01-52	4,143,782	4,160,861
30 Yr Pass Thru	5.500	12-01-52	3,351,349	3,365,162
30 Yr Pass Thru	5.500	12-01-52	1,767,249	1,775,638
30 Yr Pass Thru	5.500	12-01-52	1,635,019	1,648,911
30 Yr Pass Thru	5.500	07-01-53	1,164,078	1,165,002
30 Yr Pass Thru	5.500	08-01-53	2,290,252	2,298,260
30 Yr Pass Thru	5.500	02-01-54	2,763,418	2,776,535
30 Yr Pass Thru	5.500	03-01-54	2,460,748	2,468,584
30 Yr Pass Thru	5.500	05-01-54	3,243,240	3,249,513
30 Yr Pass Thru	5.500	05-01-54	2,593,169	2,598,994
30 Yr Pass Thru	5.500	05-01-54	6,437,366	6,419,641
30 Yr Pass Thru	5.500	11-01-54	1,893,317	1,899,878
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	12-01-54	2,871,882	$2,876,539
30 Yr Pass Thru	5.500	01-01-55	1,065,061	1,071,448
30 Yr Pass Thru	7.000	06-01-32	282	296
30 Yr Pass Thru	7.500	04-01-31	627	659

30 Yr Pass Thru	8.000	01-01-31	403	421
Corporate bonds 15.3%				$904,221,354
(Cost $904,486,895)
Communication services 1.0%				58,826,846
Diversified telecommunication services 0.4%
AT&T, Inc.	2.750	06-01-31	4,864,000	4,397,127
AT&T, Inc.	3.550	09-15-55	4,192,000	2,810,584
AT&T, Inc.	4.500	05-15-35	1,311,000	1,243,939
GCI LLC (B)	4.750	10-15-28	1,876,000	1,810,744
IHS Holding, Ltd. (B)	7.875	05-29-30	1,617,000	1,637,586
IHS Holding, Ltd. (B)(C)	8.250	11-29-31	2,404,000	2,450,089
Iliad Holding SAS (B)	7.000	04-15-32	2,096,000	2,151,311
Iliad Holding SAS (B)	8.500	04-15-31	578,000	620,010
Level 3 Financing, Inc. (B)	6.875	06-30-33	2,865,000	2,903,260
NTT Finance Corp. (B)	5.171	07-16-32	1,549,000	1,562,372
Verizon Communications, Inc.	2.550	03-21-31	2,594,000	2,323,286
Windstream Services LLC (B)	8.250	10-01-31	881,000	922,310
Entertainment 0.0%
WMG Acquisition Corp. (B)	3.875	07-15-30	1,132,000	1,056,537
Interactive media and services 0.1%
Match Group Holdings II LLC (B)	3.625	10-01-31	470,000	420,551
Match Group Holdings II LLC (B)	4.125	08-01-30	2,038,000	1,900,682
Media 0.3%
CCO Holdings LLC	4.500	05-01-32	875,000	793,944
Charter Communications Operating LLC	2.800	04-01-31	4,069,000	3,604,760
Charter Communications Operating LLC	6.384	10-23-35	3,149,000	3,255,452
Gray Media, Inc. (B)(C)	10.500	07-15-29	1,968,000	2,129,768
Midcontinent Communications (B)	8.000	08-15-32	2,298,000	2,424,739
News Corp. (B)	3.875	05-15-29	1,661,000	1,585,908
News Corp. (B)	5.125	02-15-32	648,000	631,572
Paramount Global	4.200	05-19-32	811,000	743,568
Paramount Global	4.375	03-15-43	1,392,000	1,053,564
Paramount Global	4.950	05-19-50	2,804,000	2,164,391
Sirius XM Radio LLC (B)	4.000	07-15-28	1,221,000	1,162,133
Wireless telecommunication services 0.2%
Millicom International Cellular SA (B)	6.250	03-25-29	1,264,500	1,265,440
Millicom International Cellular SA (B)	7.375	04-02-32	903,000	927,624
T-Mobile USA, Inc.	3.875	04-15-30	7,179,000	6,958,123
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,833,000	1,915,472
Consumer discretionary 1.6%				92,177,447
Automobile components 0.0%
Dealer Tire LLC (B)(C)	8.000	02-01-28	1,177,000	1,152,356
Automobiles 0.6%
Ford Motor Company	3.250	02-12-32	1,131,000	958,204
Ford Motor Credit Company LLC	4.000	11-13-30	5,182,000	4,756,412
Ford Motor Credit Company LLC	5.113	05-03-29	3,558,000	3,480,693
Ford Motor Credit Company LLC	5.800	03-08-29	2,712,000	2,717,087
Ford Motor Credit Company LLC	6.054	11-05-31	2,598,000	2,599,488
Ford Motor Credit Company LLC	6.125	03-08-34	5,310,000	5,178,687
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	7.122	11-07-33	1,895,000	$1,970,413
General Motors Financial Company, Inc.	3.600	06-21-30	6,196,000	5,820,935
General Motors Financial Company, Inc.	5.950	04-04-34	6,227,000	6,329,070
Broadline retail 0.1%
Macy’s Retail Holdings LLC (B)	5.875	03-15-30	859,000	848,103
Macy’s Retail Holdings LLC (B)(C)	6.125	03-15-32	861,000	824,383
Macy’s Retail Holdings LLC (B)	7.375	08-01-33	1,610,000	1,616,133
Rakuten Group, Inc. (B)	9.750	04-15-29	575,000	629,577
Diversified consumer services 0.0%
Service Corp. International	5.750	10-15-32	413,000	413,979
Hotels, restaurants and leisure 0.5%
Booking Holdings, Inc.	4.625	04-13-30	706,000	711,419
Caesars Entertainment, Inc. (B)(C)	6.000	10-15-32	2,622,000	2,530,716
Caesars Entertainment, Inc. (B)	6.500	02-15-32	867,000	884,181
Carnival Corp. (B)	5.750	08-01-32	3,263,000	3,285,091
Carnival Corp. (B)	5.875	06-15-31	2,074,000	2,105,110
Flutter Treasury DAC (B)	5.875	06-04-31	811,000	816,349
Flutter Treasury Designated Activity Company (B)	6.375	04-29-29	886,000	911,181
Full House Resorts, Inc. (B)(C)	8.250	02-15-28	1,660,000	1,606,946
Genting New York LLC (B)	7.250	10-01-29	624,000	642,451
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	1,768,000	1,787,844
Jacobs Entertainment, Inc. (B)	6.750	02-15-29	568,000	553,800
MGM Resorts International	4.750	10-15-28	2,869,000	2,831,027
Midwest Gaming Borrower LLC (B)	4.875	05-01-29	1,929,000	1,858,467
NCL Corp., Ltd. (B)	6.750	02-01-32	1,539,000	1,580,738
Resorts World Las Vegas LLC (B)(C)	4.625	04-16-29	2,272,000	2,020,813
Resorts World Las Vegas LLC (B)(C)	4.625	04-06-31	1,120,000	927,875
Resorts World Las Vegas LLC (B)	8.450	07-27-30	1,380,000	1,373,891
Rivers Enterprise Borrower LLC (B)	6.625	02-01-33	1,342,000	1,354,918
Royal Caribbean Cruises, Ltd. (B)	5.625	09-30-31	835,000	840,997
Royal Caribbean Cruises, Ltd. (B)	6.250	03-15-32	357,000	366,418
Sabre GLBL, Inc. (B)	11.125	07-15-30	1,566,000	1,650,956
Travel + Leisure Company (B)	4.625	03-01-30	874,000	837,595
Household durables 0.1%
Brookfield Residential Properties, Inc. (B)	5.000	06-15-29	1,033,000	961,942
Century Communities, Inc. (B)	3.875	08-15-29	1,195,000	1,101,603
KB Home	4.000	06-15-31	1,232,000	1,130,866
Newell Brands, Inc.	6.375	05-15-30	1,191,000	1,154,126
Newell Brands, Inc. (B)	8.500	06-01-28	1,081,000	1,132,751
Specialty retail 0.3%
Asbury Automotive Group, Inc. (B)	4.625	11-15-29	592,000	568,827
Asbury Automotive Group, Inc.	4.750	03-01-30	1,389,000	1,334,025
AutoNation, Inc.	4.750	06-01-30	2,039,000	2,020,955
Global Auto Holdings, Ltd. (B)	8.750	01-15-32	2,139,000	1,894,042
Global Auto Holdings, Ltd. (B)	11.500	08-15-29	1,266,000	1,256,616
Group 1 Automotive, Inc. (B)	4.000	08-15-28	1,066,000	1,027,806
Lithia Motors, Inc. (B)	3.875	06-01-29	577,000	543,666
Lithia Motors, Inc. (B)	4.375	01-15-31	1,374,000	1,292,439
Lithia Motors, Inc. (B)	4.625	12-15-27	488,000	480,430
Saks Global Enterprises LLC (B)	11.000	12-15-29	1,615,000	363,375
The Michaels Companies, Inc. (B)	5.250	05-01-28	1,965,000	1,558,192
The Michaels Companies, Inc. (B)	7.875	05-01-29	1,534,000	1,017,461
Valvoline, Inc. (B)	3.625	06-15-31	1,746,000	1,571,736
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.0%
S&S Holdings LLC (B)	8.375	10-01-31	565,000	$541,326
Under Armour, Inc. (B)	7.250	07-15-30	442,000	450,960
Consumer staples 0.2%				12,455,133
Food products 0.2%
JBS USA LUX SA	3.625	01-15-32	1,887,000	1,725,765
JBS USA LUX SA	3.750	12-01-31	434,000	403,706
JBS USA LUX SA	5.750	04-01-33	1,914,000	1,962,758
JBS USA LUX SA (B)	5.950	04-20-35	534,000	551,004
MARB BondCo PLC (B)	3.950	01-29-31	3,183,000	2,824,484
Mars, Inc. (B)	5.000	03-01-32	1,309,000	1,321,052
NBM US Holdings, Inc. (B)	6.625	08-06-29	2,044,000	2,059,283
Pilgrim’s Pride Corp.	6.250	07-01-33	1,529,000	1,607,081
Energy 2.4%				145,162,036
Oil, gas and consumable fuels 2.4%
Aker BP ASA (B)	3.100	07-15-31	1,094,000	975,479
Aker BP ASA (B)(C)	3.750	01-15-30	784,000	748,024
Aker BP ASA (B)	4.000	01-15-31	1,282,000	1,214,758
Aker BP ASA (B)	5.800	10-01-54	940,000	854,435
Antero Midstream Partners LP (B)	5.375	06-15-29	1,720,000	1,705,540
Antero Midstream Partners LP (B)	6.625	02-01-32	2,203,000	2,264,598
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	1,988,000	1,980,889
Ascent Resources Utica Holdings LLC (B)	6.625	10-15-32	584,000	594,049
Ascent Resources Utica Holdings LLC (B)	6.625	07-15-33	756,000	766,474
Blue Racer Midstream LLC (B)	7.000	07-15-29	368,000	381,616
Blue Racer Midstream LLC (B)	7.250	07-15-32	1,888,000	1,990,520
Cheniere Energy Partners LP	4.000	03-01-31	3,095,000	2,956,243
Cheniere Energy Partners LP (B)	5.550	10-30-35	1,164,000	1,169,868
Cheniere Energy Partners LP	5.950	06-30-33	2,449,000	2,556,341
Cheniere Energy, Inc.	5.650	04-15-34	734,000	746,630
Civitas Resources, Inc. (B)	8.625	11-01-30	932,000	950,859
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	1,691,000	1,715,029
Columbia Pipelines Operating Company LLC (B)	5.927	08-15-30	820,000	862,980
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	2,626,000	2,760,347
Continental Resources, Inc. (B)	2.875	04-01-32	1,678,000	1,418,150
Continental Resources, Inc.	4.900	06-01-44	1,359,000	1,066,230
Continental Resources, Inc. (B)	5.750	01-15-31	2,722,000	2,736,254
DT Midstream, Inc. (B)	4.375	06-15-31	4,728,000	4,500,118
DT Midstream, Inc. (B)	5.800	12-15-34	938,000	954,121
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	2,165,000	2,143,487
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,827,000	2,798,726
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,992,000	1,998,679
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,166,000	1,313,225
Energean Israel Finance, Ltd. (B)	5.375	03-30-28	550,000	528,316
Energean Israel Finance, Ltd. (B)	5.875	03-30-31	948,000	883,605
Energy Transfer LP	5.150	03-15-45	2,381,000	2,084,681
Energy Transfer LP	5.400	10-01-47	2,584,000	2,299,769
Energy Transfer LP	5.600	09-01-34	1,332,000	1,347,025
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	4,339,000	4,347,279
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	3,438,000	3,519,941
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	3,977,000	3,932,803
EQT Corp. (B)	6.375	04-01-29	1,033,000	1,063,538
EQT Corp. (B)	7.500	06-01-30	447,000	489,836
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Expand Energy Corp.	4.750	02-01-32	1,631,000	$1,584,186
Genesis Energy LP	7.875	05-15-32	962,000	994,902
Genesis Energy LP	8.000	05-15-33	1,093,000	1,133,175
Global Partners LP (B)	7.125	07-01-33	341,000	346,288
Global Partners LP (B)	8.250	01-15-32	1,068,000	1,119,809
Gulfstream Natural Gas System LLC (B)	5.600	07-23-35	965,000	970,527
Harbour Energy PLC (B)	6.327	04-01-35	3,527,000	3,528,707
Hess Midstream Operations LP (B)	4.250	02-15-30	399,000	386,068
Hess Midstream Operations LP (B)	5.500	10-15-30	178,000	178,774
Hess Midstream Operations LP (B)	6.500	06-01-29	375,000	386,288
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	231,000	238,836
Leviathan Bond, Ltd. (B)	6.500	06-30-27	2,745,000	2,724,413
Leviathan Bond, Ltd. (B)	6.750	06-30-30	411,000	405,657
Long Ridge Energy LLC (B)	8.750	02-15-32	1,359,000	1,409,309
Matador Resources Company (B)	6.250	04-15-33	943,000	934,218
MC Brazil Downstream Trading SARL (B)(C)	7.250	06-30-31	1,891,009	1,540,605
MPLX LP	4.950	09-01-32	1,277,000	1,261,454
MPLX LP	5.000	03-01-33	1,291,000	1,271,364
Occidental Petroleum Corp.	5.375	01-01-32	895,000	887,447
Occidental Petroleum Corp.	6.050	10-01-54	2,326,000	2,126,512
Occidental Petroleum Corp.	6.450	09-15-36	2,516,000	2,560,629
Occidental Petroleum Corp.	6.600	03-15-46	1,084,000	1,071,011
Occidental Petroleum Corp.	6.625	09-01-30	2,659,000	2,806,791
ONEOK, Inc.	6.050	09-01-33	2,355,000	2,471,239
ONEOK, Inc.	6.625	09-01-53	2,375,000	2,456,294
Ovintiv, Inc.	6.250	07-15-33	1,026,000	1,060,984
Ovintiv, Inc.	7.200	11-01-31	318,000	345,845
Parkland Corp. (B)	4.500	10-01-29	1,506,000	1,450,958
Parkland Corp. (B)	4.625	05-01-30	1,154,000	1,106,657
Parkland Corp. (B)	6.625	08-15-32	633,000	647,010
Sabine Pass Liquefaction LLC	4.500	05-15-30	3,488,000	3,470,806
Saudi Arabian Oil Company (B)	5.250	07-17-34	1,172,000	1,185,560
Sunoco LP	4.500	04-30-30	2,536,000	2,431,573
Sunoco LP (B)	6.250	07-01-33	889,000	900,380
Sunoco LP (B)	7.000	05-01-29	1,144,000	1,184,118
Sunoco LP (B)	7.250	05-01-32	1,356,000	1,421,081
Targa Resources Corp.	5.500	02-15-35	2,518,000	2,516,542
Targa Resources Corp.	6.150	03-01-29	1,710,000	1,790,167
Targa Resources Partners LP	4.000	01-15-32	2,303,000	2,145,721
Var Energi ASA (B)	5.875	05-22-30	2,275,000	2,341,168
Var Energi ASA (B)	8.000	11-15-32	4,674,000	5,305,200
Venture Global Calcasieu Pass LLC (B)	4.125	08-15-31	1,030,000	951,397
Venture Global LNG, Inc. (B)	7.000	01-15-30	1,230,000	1,247,238
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(D)	9.000	09-30-29	4,214,000	4,215,075
Venture Global LNG, Inc. (B)	9.500	02-01-29	2,203,000	2,402,546
Viper Energy Partners LLC	4.900	08-01-30	721,000	717,957
Western Midstream Operating LP	4.050	02-01-30	1,836,000	1,763,387
Western Midstream Operating LP	5.450	11-15-34	1,128,000	1,105,932
Whistler Pipeline LLC (B)	5.400	09-30-29	891,000	903,450
Whistler Pipeline LLC (B)	5.700	09-30-31	1,113,000	1,136,319
Financials 4.8%				284,847,053
Banks 2.7%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	2,936,000	3,467,627
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%) (C)	2.592	04-29-31	3,589,000	3,280,791
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	6,322,000	5,668,843
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	2,387,000	$2,350,000
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	5,529,000	5,538,972
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	729,000	729,700
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	3,541,000	3,626,172
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	3,198,000	3,345,600
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	2,192,000	2,239,337
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (D)	7.625	03-15-35	610,000	621,387
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	2,877,000	3,049,165
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)	5.497	05-20-30	1,855,000	1,904,959
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(D)	9.250	11-17-27	1,005,000	1,081,677
BPCE SA (5.716% to 1-18-29, then Overnight SOFR + 1.959%) (B)	5.716	01-18-30	1,799,000	1,849,332
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	2,995,000	3,132,056
Citizens Financial Group, Inc. (C)	3.250	04-30-30	405,000	378,493
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	1,624,000	1,644,898
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	3,847,000	3,969,081
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,434,000	1,474,519
Credit Agricole SA (B)	3.250	01-14-30	4,139,000	3,844,473
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)	6.316	10-03-29	2,710,000	2,841,670
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (B)	5.019	03-04-31	2,523,000	2,547,650
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	904,000	907,702
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	1,582,000	1,638,769
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (D)(E)	7.590	08-30-25	1,431,000	1,429,014
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	2,186,000	2,197,697
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	1,307,000	1,329,750
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	1,560,000	1,592,520
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	674,000	688,980
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	895,000	936,380
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	1,119,000	1,146,558
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	999,000	1,060,911
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	1,525,000	1,393,389
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	2,593,000	2,598,740
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	2,536,000	2,579,041
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	2,465,000	2,506,560
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	3,547,000	3,593,800
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%)	5.502	01-24-36	2,275,000	2,334,059
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	5,867,000	5,943,007
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	1,641,000	1,701,110
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (C)	5.121	04-04-31	2,250,000	2,274,164
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	1,478,000	1,512,321
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (C)(D)	6.750	09-27-31	1,366,000	1,357,490
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	995,000	984,002
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	1,205,000	1,218,793
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	1,988,000	1,980,782
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	2,136,000	2,139,247
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (D)	7.300	11-19-34	2,523,000	2,606,842
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	2,006,000	2,197,756
Popular, Inc.	7.250	03-13-28	2,205,000	2,306,008
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	3,578,000	3,603,820
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	938,000	969,399
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(D)	5.375	11-18-30	2,180,000	2,019,346
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	2,490,000	2,488,142
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,522,000	1,560,783
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	1,645,000	1,734,548
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	1,734,000	1,753,743
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,205,000	2,242,634
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	5,305,000	$5,546,633
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	1,645,000	1,746,808
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	2,862,000	2,825,519
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	1,809,000	1,841,453
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,704,000	1,750,284
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	2,576,000	2,701,583
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	7,891,000	7,223,664
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	1,937,000	1,942,252
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,575,000	1,612,508
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	3,507,000	3,834,255
Capital markets 1.2%
Ares Strategic Income Fund (B)	5.450	09-09-28	1,174,000	1,172,060
Ares Strategic Income Fund	5.600	02-15-30	1,738,000	1,731,750
Ares Strategic Income Fund	5.700	03-15-28	442,000	444,320
Ares Strategic Income Fund (B)	5.800	09-09-30	2,330,000	2,331,541
Ares Strategic Income Fund	6.200	03-21-32	1,763,000	1,783,626
Ares Strategic Income Fund	6.350	08-15-29	711,000	727,354
Blackstone Private Credit Fund	5.250	04-01-30	1,795,000	1,777,534
Blackstone Private Credit Fund	5.950	07-16-29	1,592,000	1,623,923
Blackstone Private Credit Fund	6.000	01-29-32	1,738,000	1,760,339
Blackstone Private Credit Fund	7.300	11-27-28	1,551,000	1,646,489
Blackstone Secured Lending Fund	5.350	04-13-28	1,490,000	1,501,943
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	2,422,000	2,335,068
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	3,085,000	2,785,288
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	1,719,000	1,747,615
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	1,747,000	1,859,472
HPS Corporate Lending Fund	5.950	04-14-32	872,000	865,141
Jefferies Financial Group, Inc.	6.200	04-14-34	2,097,000	2,190,690
Lazard Group LLC	4.375	03-11-29	2,302,000	2,278,668
Macquarie Bank, Ltd. (B)	3.624	06-03-30	1,733,000	1,629,909
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,447,000	1,253,881
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	3,412,000	2,908,352
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	3,690,000	3,764,179
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	3,024,000	3,062,060
MSCI, Inc. (B)	3.625	11-01-31	2,787,000	2,563,759
Sixth Street Lending Partners	5.750	01-15-30	1,091,000	1,092,313
Sixth Street Lending Partners (B)	6.125	07-15-30	866,000	882,360
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	1,446,000	1,472,680
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	1,555,000	1,648,201
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	6,711,000	5,974,088
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	2,453,000	2,160,629
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (B)	5.428	02-08-30	1,905,000	1,953,095
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (B)	6.301	09-22-34	1,549,000	1,661,248
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (B)(D)	7.000	02-10-30	1,488,000	1,517,813
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (B)(D)	7.125	08-10-34	1,858,000	1,881,844
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(D)	9.250	11-13-33	2,091,000	2,451,076
Consumer finance 0.2%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	2,346,000	2,349,253
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	1,106,000	1,126,403
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,634,000	1,672,065
Ally Financial, Inc.	8.000	11-01-31	2,072,000	2,340,794
Enova International, Inc. (B)	9.125	08-01-29	546,000	571,679
OneMain Finance Corp.	6.125	05-15-30	2,248,000	2,251,777
OneMain Finance Corp. (F)	9.000	01-15-29	1,261,000	1,323,177
Trust Fibra Uno (B)	7.375	02-13-34	2,411,000	2,495,496
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services 0.3%
Apollo Debt Solutions BDC	6.700	07-29-31	2,042,000	$2,126,408
Apollo Debt Solutions BDC	6.900	04-13-29	3,395,000	3,546,345
Atlas Warehouse Lending Company LP (B)	6.250	01-15-30	1,285,000	1,296,329
Citadel Finance LLC (B)	5.900	02-10-30	1,260,000	1,265,226
Enact Holdings, Inc.	6.250	05-28-29	2,501,000	2,584,052
Macquarie Airfinance Holdings, Ltd. (B)	5.150	03-17-30	517,000	516,564
Rocket Companies, Inc. (B)	6.125	08-01-30	1,209,000	1,225,869
Rocket Companies, Inc. (B)	6.375	08-01-33	1,523,000	1,553,434
TrueNoord Capital DAC (B)	8.750	03-01-30	949,000	984,240
Insurance 0.4%
AmWINS Group, Inc. (B)	6.375	02-15-29	785,000	799,385
Athene Global Funding (B)	4.721	10-08-29	1,316,000	1,308,330
Athene Global Funding (B)	5.322	11-13-31	1,543,000	1,552,128
Athene Holding, Ltd.	3.500	01-15-31	1,344,000	1,258,632
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	921,000	906,488
CNO Financial Group, Inc.	5.250	05-30-29	2,905,000	2,930,023
CNO Financial Group, Inc.	6.450	06-15-34	1,244,000	1,296,026
GA Global Funding Trust (B)	5.200	12-09-31	1,523,000	1,522,887
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (B)	4.700	10-15-51	1,645,000	1,610,243
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	817,000	853,769
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (B)	4.125	12-15-51	1,553,000	1,511,245
MassMutual Global Funding II (B)	4.350	09-17-31	1,820,000	1,787,381
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,236,000	2,327,833
Panther Escrow Issuer LLC (B)	7.125	06-01-31	2,458,000	2,541,811
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	907,000	907,442
SBL Holdings, Inc. (B)	5.000	02-18-31	678,000	623,218
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	2,484,000	2,008,048
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (B)	6.000	04-15-30	1,281,000	1,293,577
Health care 0.9%				50,806,027
Biotechnology 0.3%
AbbVie, Inc.	5.050	03-15-34	806,000	816,174
Amgen, Inc.	5.250	03-02-30	2,631,000	2,703,045
Amgen, Inc.	5.250	03-02-33	5,566,000	5,677,507
Amgen, Inc.	5.650	03-02-53	2,882,000	2,786,850
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	2,821,000	2,449,455
Star Parent, Inc. (B)	9.000	10-01-30	620,000	651,991
Health care equipment and supplies 0.1%
Solventum Corp.	5.400	03-01-29	1,879,000	1,933,191
Solventum Corp.	5.450	03-13-31	3,829,000	3,965,898
Varex Imaging Corp. (B)	7.875	10-15-27	1,074,000	1,089,640
Health care providers and services 0.3%
Cencora, Inc.	2.800	05-15-30	1,440,000	1,332,773
Centene Corp.	3.000	10-15-30	2,049,000	1,784,599
Centene Corp.	3.375	02-15-30	1,195,000	1,075,917
DaVita, Inc. (B)	4.625	06-01-30	1,189,000	1,133,839
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	3,913,000	3,368,701
HCA, Inc.	5.450	04-01-31	2,042,000	2,098,809
Horizon Mutual Holdings, Inc. (B)	6.200	11-15-34	2,527,000	2,454,850
Universal Health Services, Inc.	2.650	10-15-30	2,093,000	1,851,976
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.849	05-08-29	1,299,000	1,347,098
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.2%
Amneal Pharmaceuticals LLC (B)	6.875	08-01-32	523,000	$530,835
Endo Finance Holdings, Inc. (B)(C)	8.500	04-15-31	991,000	1,054,258
IQVIA, Inc.	6.250	02-01-29	1,125,000	1,175,577
Royalty Pharma PLC	5.150	09-02-29	1,101,000	1,121,240
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	1,497,000	1,518,837
Viatris, Inc.	2.700	06-22-30	3,788,000	3,358,283
Viatris, Inc.	4.000	06-22-50	5,364,000	3,524,684
Industrials 1.4%				85,028,550
Aerospace and defense 0.2%
BAE Systems PLC (B)	5.125	03-26-29	1,532,000	1,567,246
Efesto Bidco S.p.A Efesto US LLC (B)	7.500	02-15-32	1,578,000	1,609,562
Embraer Netherlands Finance BV (B)	7.000	07-28-30	2,394,000	2,565,276
The Boeing Company	6.528	05-01-34	6,440,000	7,009,349
Building products 0.1%
Builders FirstSource, Inc. (B)	4.250	02-01-32	1,826,000	1,685,213
Builders FirstSource, Inc. (B)	6.375	06-15-32	1,194,000	1,220,993
Builders FirstSource, Inc. (B)	6.375	03-01-34	1,846,000	1,873,153
Builders FirstSource, Inc. (B)	6.750	05-15-35	589,000	603,902
Commercial services and supplies 0.1%
Allied Universal Holdco LLC (B)	6.875	06-15-30	1,157,000	1,184,497
Allied Universal Holdco LLC (B)	7.875	02-15-31	2,981,000	3,125,987
Ambipar Lux Sarl (B)	10.875	02-05-33	1,249,000	1,122,359
Cimpress PLC (B)(C)	7.375	09-15-32	1,619,000	1,582,541
Construction and engineering 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc. (B)	7.500	02-01-32	521,000	518,609
CIMIC Finance USA Pty, Ltd. (B)	7.000	03-25-34	1,118,000	1,188,454
Global Infrastructure Solutions, Inc. (B)	5.625	06-01-29	1,353,000	1,345,981
MasTec, Inc.	5.900	06-15-29	1,126,000	1,163,495
Quanta Services, Inc.	5.250	08-09-34	992,000	1,002,419
Williams Scotsman, Inc. (B)	6.625	06-15-29	691,000	708,146
Electrical equipment 0.0%
EMRLD Borrower LP (B)	6.625	12-15-30	2,383,000	2,429,728
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	1,276,000	1,200,914
JB Poindexter & Company, Inc. (B)	8.750	12-15-31	1,573,000	1,608,766
Passenger airlines 0.6%
Air Canada 2020-1 Class C Pass Through Trust (B)	10.500	07-15-26	1,843,000	1,931,465
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,045,979	1,971,023
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	457,387	428,888
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,309,335	1,248,112
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,686,330	1,622,518
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	975,193	911,459
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	2,619,717	2,353,917
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	2,011,972	1,846,345
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	449,061	434,629
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	3,174,430	2,798,891
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,792,150	1,699,185
American Airlines, Inc. (B)(C)	7.250	02-15-28	1,572,000	1,604,090
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	368,081	351,924
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	614,179	592,684
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	211,423	221,684
Delta Air Lines, Inc.	4.375	04-19-28	1,362,000	1,351,720
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,421,688	1,239,001
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,413,483	$1,341,662
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,452,566	1,361,001
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,855,686	1,891,013
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,784,918	2,839,246
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,772,440	1,776,104
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	2,319,636	2,348,442
United Airlines, Inc. (B)	4.625	04-15-29	539,000	526,342
Professional services 0.0%
TriNet Group, Inc. (B)	3.500	03-01-29	608,000	565,505
Trading companies and distributors 0.2%
AerCap Ireland Capital DAC	3.300	01-30-32	6,948,000	6,285,811
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	1,155,000	1,169,107
Ashtead Capital, Inc. (B)	5.500	08-11-32	802,000	812,453
Ashtead Capital, Inc. (B)	5.550	05-30-33	2,217,000	2,240,736
BlueLinx Holdings, Inc. (B)	6.000	11-15-29	1,800,000	1,752,063
Transportation infrastructure 0.0%
Aeropuertos Dominicanos Siglo XXI SA (B)	7.000	06-30-34	1,158,000	1,194,940
Information technology 0.9%				53,487,115
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	3,164,000	2,810,708
Motorola Solutions, Inc.	2.750	05-24-31	2,512,000	2,255,510
IT services 0.0%
CoreWeave, Inc. (B)	9.000	02-01-31	1,570,000	1,563,306
CoreWeave, Inc. (B)	9.250	06-01-30	1,210,000	1,216,112
Virtusa Corp. (B)	7.125	12-15-28	540,000	515,910
Semiconductors and semiconductor equipment 0.5%
Broadcom, Inc. (B)	3.419	04-15-33	5,822,000	5,266,676
Broadcom, Inc.	4.550	02-15-32	890,000	878,141
Broadcom, Inc.	4.900	07-15-32	3,412,000	3,422,520
Foundry JV Holdco LLC (B)	5.875	01-25-34	2,980,000	3,008,987
Foundry JV Holdco LLC (B)	6.150	01-25-32	696,000	728,138
Kioxia Holdings Corp. (B)	6.625	07-24-33	3,161,000	3,127,882
Marvell Technology, Inc.	5.950	09-15-33	1,079,000	1,138,158
Micron Technology, Inc.	2.703	04-15-32	2,034,000	1,763,669
Micron Technology, Inc.	5.300	01-15-31	1,848,000	1,886,047
Micron Technology, Inc.	5.650	11-01-32	1,827,000	1,888,595
Micron Technology, Inc.	5.875	09-15-33	1,687,000	1,759,390
Qorvo, Inc. (B)	3.375	04-01-31	1,951,000	1,751,434
Qorvo, Inc.	4.375	10-15-29	1,239,000	1,201,695
Software 0.2%
Cloud Software Group, Inc. (B)	8.250	06-30-32	629,000	669,779
Consensus Cloud Solutions, Inc. (B)	6.500	10-15-28	1,066,000	1,060,116
Oracle Corp.	5.250	02-03-32	1,523,000	1,555,155
Oracle Corp.	5.550	02-06-53	3,829,000	3,537,522
Pagaya US Holdings Company LLC (B)	8.875	08-01-30	1,520,000	1,510,077
Rocket Software, Inc. (B)	9.000	11-28-28	1,134,000	1,170,236
Technology hardware, storage and peripherals 0.1%
CDW LLC	5.100	03-01-30	715,000	720,148
CDW LLC	5.550	08-22-34	715,000	720,305
Dell International LLC	5.300	04-01-32	2,476,000	2,526,246
Dell International LLC	5.400	04-15-34	3,755,000	3,834,653
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Materials 0.5%				$27,224,452
Chemicals 0.0%
Sasol Financing USA LLC	5.500	03-18-31	453,000	377,024
Construction materials 0.1%
Cemex SAB de CV (B)	3.875	07-11-31	2,040,000	1,885,625
Cemex SAB de CV (B)	5.200	09-17-30	1,817,000	1,802,205
JH North America Holdings, Inc. (B)	5.875	01-31-31	466,000	467,596
JH North America Holdings, Inc. (B)	6.125	07-31-32	699,000	706,245
Quikrete Holdings, Inc. (B)	6.375	03-01-32	1,235,000	1,266,610
Standard Building Solutions, Inc. (B)	6.250	08-01-33	943,000	951,983
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc. (B)	6.875	01-15-30	1,290,000	1,319,193
Graphic Packaging International LLC (B)	3.500	03-01-29	1,334,000	1,250,673
Toucan FinCo, Ltd. (B)	9.500	05-15-30	1,787,000	1,829,718
Trivium Packaging Finance BV (B)	8.250	07-15-30	200,000	210,608
Metals and mining 0.2%
Alcoa Nederland Holding BV (B)	7.125	03-15-31	614,000	640,140
Aris Mining Corp. (B)	8.000	10-31-29	1,204,000	1,238,097
Arsenal AIC Parent LLC (B)	8.000	10-01-30	814,000	862,847
Capstone Copper Corp. (B)	6.750	03-31-33	454,000	462,693
Champion Iron Canada, Inc. (B)	7.875	07-15-32	1,780,000	1,818,005
CSN Resources SA (B)(C)	4.625	06-10-31	2,114,000	1,664,643
First Quantum Minerals, Ltd. (B)	8.000	03-01-33	756,000	778,999
First Quantum Minerals, Ltd. (B)(C)	8.625	06-01-31	796,000	828,838
Freeport-McMoRan, Inc.	5.400	11-14-34	1,770,000	1,791,550
Novelis Corp. (B)	4.750	01-30-30	2,100,000	2,011,602
Novelis Corp. (B)	6.875	01-30-30	396,000	408,057
Paper and forest products 0.1%
Magnera Corp. (B)	7.250	11-15-31	2,817,000	2,651,501
Real estate 0.4%				20,564,939
Hotel and resort REITs 0.0%
XHR LP (B)	6.625	05-15-30	862,000	876,117
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	2,825,000	2,547,927
Specialized REITs 0.3%
American Tower Corp.	5.550	07-15-33	1,582,000	1,630,856
American Tower Corp.	5.650	03-15-33	1,814,000	1,881,330
GLP Capital LP	3.250	01-15-32	880,000	778,418
GLP Capital LP	4.000	01-15-30	1,107,000	1,058,817
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	382,000	364,543
Iron Mountain, Inc. (B)	5.250	07-15-30	922,000	906,079
Iron Mountain, Inc. (B)	6.250	01-15-33	1,237,000	1,258,125
Uniti Group LP (B)	6.500	02-15-29	715,000	695,565
VICI Properties LP (B)	3.875	02-15-29	1,255,000	1,214,027
VICI Properties LP (B)	4.625	12-01-29	2,290,000	2,244,177
VICI Properties LP	5.125	11-15-31	2,883,000	2,881,301
VICI Properties LP	5.125	05-15-32	2,233,000	2,227,657
Utilities 1.2%				73,641,756
Electric utilities 0.8%
American Electric Power Company, Inc.	5.625	03-01-33	1,018,000	1,055,731
Atlantica Transmision Sur SA (B)	6.875	04-30-43	773,766	817,722
Constellation Energy Generation LLC	6.125	01-15-34	529,000	568,990
Constellation Energy Generation LLC	6.500	10-01-53	1,013,000	1,095,739
Duke Energy Corp.	5.750	09-15-33	2,502,000	2,622,947
Electricite de France SA (B)	5.650	04-22-29	2,883,000	2,971,305
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (B)(D)	9.125	03-15-33	2,314,000	$2,651,555
Exelon Corp.	5.125	03-15-31	1,316,000	1,342,714
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	522,000	533,393
FirstEnergy Corp.	2.650	03-01-30	1,293,000	1,185,973
Georgia Power Company	4.950	05-17-33	1,184,000	1,189,396
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	1,065,000	957,711
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,207,000	1,238,347
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	434,000	447,917
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,052,000	1,085,040
NRG Energy, Inc. (B)	3.625	02-15-31	1,313,000	1,201,933
NRG Energy, Inc. (B)	3.875	02-15-32	2,713,000	2,478,579
NRG Energy, Inc. (B)	4.450	06-15-29	1,610,000	1,583,472
NRG Energy, Inc. (B)	5.750	07-15-29	1,352,000	1,340,015
NRG Energy, Inc. (B)	6.000	02-01-33	1,222,000	1,225,315
NRG Energy, Inc. (B)	6.250	11-01-34	1,222,000	1,238,205
NRG Energy, Inc. (B)	7.000	03-15-33	2,067,000	2,267,468
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)	10.250	03-15-28	1,456,000	1,602,643
Pacific Gas & Electric Company	4.950	07-01-50	1,125,000	929,723
Pacific Gas & Electric Company	5.800	05-15-34	1,734,000	1,759,672
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	1,833,000	1,876,551
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	3,047,000	2,940,301
The Southern Company	5.200	06-15-33	794,000	807,526
The Southern Company	5.700	03-15-34	2,133,000	2,220,318
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	2,173,000	2,248,429
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	833,000	839,383
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	1,341,635	1,225,135
Alpha Generation LLC (B)	6.750	10-15-32	765,000	782,842
Capital Power US Holdings, Inc. (B)	5.257	06-01-28	872,000	881,219
Capital Power US Holdings, Inc. (B)	6.189	06-01-35	1,712,000	1,760,510
Lightning Power LLC (B)	7.250	08-15-32	1,074,000	1,122,833
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)	8.000	10-15-26	728,000	743,081
Vistra Operations Company LLC (B)	4.300	07-15-29	3,391,000	3,337,997
Vistra Operations Company LLC (B)	6.875	04-15-32	1,029,000	1,069,179
Vistra Operations Company LLC (B)	6.950	10-15-33	2,269,000	2,494,391
Multi-utilities 0.2%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	472,000	492,244
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	2,525,000	2,634,661
Dominion Energy, Inc.	3.375	04-01-30	1,443,000	1,370,268
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,657,000	1,733,953
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	877,000	935,591
NiSource, Inc.	3.600	05-01-30	1,501,000	1,437,157
Sempra	5.500	08-01-33	1,948,000	1,991,196

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,687,000	1,631,936

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	1,658,000	1,673,550
Municipal bonds 0.0%				$949,148
(Cost $1,307,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	949,148
Term loans (G) 0.1%				$6,787,263
(Cost $6,816,723)
Financials 0.0%				1,475,180
Insurance 0.0%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.606	01-30-32	1,474,590	1,475,180
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
Health care 0.0%				$671,110
Pharmaceuticals 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.356	04-23-31	669,938	671,110
Industrials 0.1%				3,098,936
Commercial services and supplies 0.1%
GFL Environmental Services, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.824	03-03-32	924,000	924,286
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	8.356	05-21-32	2,223,000	2,174,650
Information technology 0.0%				418,263
Software 0.0%
Clearwater Analytics LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.460	04-21-32	418,000	418,263
Materials 0.0%				1,123,774
Construction materials 0.0%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.606	02-10-32	1,125,180	1,123,774

Collateralized mortgage obligations 1.4%				$79,501,762
(Cost $80,399,572)
Commercial and residential 1.0%				60,129,111
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(H)	0.990	04-25-53	308,588	291,594
Series 2021-4, Class A1 (B)(H)	1.035	01-20-65	1,514,019	1,258,507
Series 2021-5, Class A1 (B)(H)	0.951	07-25-66	1,232,936	1,061,065
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	1,514,404	1,493,946
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(H)	1.175	10-25-48	606,785	543,105
Avenue of Americas
Series 2025-1301, Class A (B)	5.227	08-11-30	1,826,000	1,826,000
BAHA Trust
Series 2024-MAR, Class A (B)(H)	5.972	12-10-41	2,260,000	2,320,814
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (B)(H)	3.719	11-05-32	575,000	451,020
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	179,269	174,779
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	587,838	550,472
Series 2024-5C29, Class A3	5.208	09-15-57	609,000	619,012
Series 2024-5C31, Class A3	5.609	12-15-57	636,000	656,908
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	653,632	641,480
Series 2019-B13, Class A2	2.889	08-15-57	517,112	487,166
Series 2024-V12, Class A3	5.738	12-15-57	2,098,000	2,179,661
BMO Mortgage Trust
Series 2024-5C8, Class A3 (H)	5.625	12-15-57	658,000	678,064
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(H)	0.941	02-25-49	520,359	483,470
BX Trust
Series 2019-OC11, Class A (B)	3.202	12-09-41	927,000	863,829
Series 2022-CLS, Class A (B)	5.760	10-13-27	1,528,000	1,538,706
CENT Trust
Series 2025-CITY, Class A (B)(H)	5.091	07-10-40	1,205,000	1,209,111
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (B)(H)	5.820	10-12-40	1,359,000	1,394,493
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(H)	0.924	08-25-66	831,758	695,068
Series 2021-3, Class A1 (B)(H)	0.956	09-27-66	1,205,625	998,681
Series 2021-HX1, Class A1 (B)(H)	1.110	10-25-66	910,944	777,154
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (B)	2.994	02-25-67	1,508,586	1,424,050
COLT Trust
Series 2020-RPL1, Class A1 (B)(H)	1.390	01-25-65	2,126,313	1,827,223
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	9,510,781	96,306
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (B)(H)	1.179	02-25-66	754,777	$672,989
Series 2021-NQM3, Class A1 (B)(H)	1.015	04-25-66	640,706	549,263
Series 2021-NQM6, Class A1 (B)(H)	1.174	07-25-66	1,588,726	1,320,069
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(H)	0.797	02-25-66	180,315	153,819
Series 2021-2, Class A1 (B)(H)	0.931	06-25-66	810,001	672,034
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(H)	2.500	02-01-51	1,700,210	1,368,072
GCAT Trust
Series 2021-NQM1, Class A1 (B)(H)	0.874	01-25-66	451,179	400,819
Series 2021-NQM2, Class A1 (B)(H)	1.036	05-25-66	583,941	496,662
Series 2021-NQM3, Class A1 (B)(H)	1.091	05-25-66	1,717,900	1,480,234
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(H)	1.382	09-27-60	99,800	93,808
Series 2021-NQM1, Class A1 (B)(H)	1.017	07-25-61	347,600	310,733
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (B)(H)	5.467	01-13-40	1,915,000	1,963,146
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(H)	1.071	06-25-56	547,409	474,407
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (B)	2.812	01-16-37	1,161,000	1,039,118
MFA Trust
Series 2021-NQM1, Class A1 (B)(H)	1.153	04-25-65	294,607	274,669
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(H)	4.316	01-15-43	380,000	349,417
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (B)(H)	4.312	11-05-41	1,120,000	1,096,398
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	824,281	771,604
OBX Trust
Series 2020-EXP2, Class A3 (B)(H)	2.500	05-25-60	314,450	264,424
Series 2021-NQM2, Class A1 (B)(H)	1.101	05-25-61	1,197,470	982,354
Series 2021-NQM3, Class A1 (B)(H)	1.054	07-25-61	1,325,612	1,073,866
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(H)	2.000	01-25-36	1,199,587	1,061,770
ROCK Trust
Series 2024-CNTR, Class A (B)	5.388	11-13-41	1,787,000	1,819,931
Series 2024-CNTR, Class D (B)	7.109	11-13-41	2,250,000	2,333,697
SLG Office Trust
Series 2021-OVA, Class D (B)	2.851	07-15-41	1,738,000	1,476,310
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (B)(H)	2.447	12-25-66	1,604,544	1,443,907
Towd Point Mortgage Trust
Series 2018-4, Class A1 (B)(H)	3.000	06-25-58	691,476	651,548
Series 2019-1, Class A1 (B)(H)	3.750	03-25-58	597,238	577,980
Series 2019-4, Class A1 (B)(H)	2.900	10-25-59	580,664	554,920
Series 2020-4, Class A1 (B)	1.750	10-25-60	1,157,347	1,044,442
Series 2024-4, Class A1A (B)(H)	4.498	10-27-64	821,937	819,982
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (B)(H)	5.229	07-13-44	1,412,000	1,408,440
Verus Securitization Trust
Series 2021-3, Class A1 (B)(H)	1.046	06-25-66	895,471	781,146
Series 2021-4, Class A1 (B)(H)	0.938	07-25-66	573,814	475,882
Series 2021-5, Class A1 (B)(H)	1.013	09-25-66	919,545	784,112
Series 2021-R1, Class A1 (B)(H)	0.820	10-25-63	226,436	218,307
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	1,285,000	1,332,583
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (B)(H)	5.349	07-15-40	979,000	994,565
U.S. Government Agency 0.4%				19,372,651
Government National Mortgage Association
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	21

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2012-114, Class IO	0.631	01-16-53	672,707	$10,451
Series 2016-174, Class IO	0.888	11-16-56	1,408,693	58,322
Series 2017-109, Class IO	0.229	04-16-57	1,743,616	21,864
Series 2017-124, Class IO	0.626	01-16-59	1,420,334	48,968
Series 2017-135, Class IO	0.697	10-16-58	2,319,450	74,855
Series 2017-140, Class IO	0.485	02-16-59	1,231,003	33,117
Series 2017-159, Class IO	0.430	06-16-59	1,899,502	47,725
Series 2017-169, Class IO	0.521	01-16-60	20,476,356	567,375
Series 2017-20, Class IO	0.517	12-16-58	2,196,306	49,028
Series 2017-22, Class IO	0.774	12-16-57	743,562	27,063
Series 2017-41, Class IO	0.560	07-16-58	1,186,415	31,098
Series 2017-46, Class IO	0.652	11-16-57	2,109,320	78,732
Series 2017-61, Class IO	0.700	05-16-59	721,107	25,736
Series 2018-158, Class IO	0.796	05-16-61	2,899,509	169,939
Series 2018-35, Class IO	0.542	03-16-60	3,369,597	107,780
Series 2018-43, Class IO	0.455	05-16-60	3,641,750	115,463
Series 2018-68, Class IO	0.426	01-16-60	5,731,577	173,889
Series 2018-69, Class IO	0.608	04-16-60	3,104,023	138,548
Series 2018-81, Class IO	0.486	01-16-60	4,558,950	186,121
Series 2018-9, Class IO	0.444	01-16-60	5,900,589	174,836
Series 2019-131, Class IO	0.803	07-16-61	2,937,880	166,174
Series 2020-100, Class IO	0.786	05-16-62	3,984,172	236,730
Series 2020-108, Class IO	0.847	06-16-62	22,905,770	1,310,719
Series 2020-114, Class IO	0.800	09-16-62	10,423,674	557,697
Series 2020-118, Class IO	0.884	06-16-62	8,839,854	461,573
Series 2020-119, Class IO	0.607	08-16-62	4,285,156	197,168
Series 2020-120, Class IO	0.757	05-16-62	2,553,714	148,029
Series 2020-137, Class IO	0.798	09-16-62	18,457,783	1,058,522
Series 2020-150, Class IO	0.965	12-16-62	8,360,360	582,037
Series 2020-170, Class IO	0.835	11-16-62	10,808,422	692,118
Series 2020-92, Class IO	0.881	02-16-62	9,364,812	534,037
Series 2021-110, Class IO	0.875	11-16-63	7,113,374	475,257
Series 2021-163, Class IO	0.802	03-16-64	8,935,873	512,200
Series 2021-183, Class IO	0.871	01-16-63	6,908,430	392,162
Series 2021-3, Class IO	0.870	09-16-62	19,826,948	1,255,415
Series 2021-40, Class IO	0.822	02-16-63	3,946,373	240,791
Series 2021-47, Class IO	0.992	03-16-61	25,690,369	1,708,148
Series 2022-17, Class IO	0.802	06-16-64	10,625,471	610,871
Series 2022-181, Class IO	0.719	07-16-64	5,261,451	318,427
Series 2022-21, Class IO	0.785	10-16-63	4,649,117	257,979
Series 2022-53, Class IO	0.708	06-16-64	17,039,040	785,685
Series 2022-57, Class IO	0.756	09-16-63	12,919,145	663,749
Series 2023-197, Class IO	1.240	09-16-65	3,616,634	304,746
Series 2024-135, Class IO	0.836	11-16-66	34,251,387	2,186,273
Series 2024-179, Class XI IO	0.831	12-16-66	18,282,376	1,318,229

Series 2024-193, Class IO	0.700	12-16-66	3,997,348	257,005
Asset-backed securities 1.8%				$109,033,806
(Cost $111,662,666)
Asset-backed securities 1.8%				109,033,806
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-29-30	443,009	436,678
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (B)(E)	5.742	07-22-37	536,000	537,759
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	480,000	464,101
Series 2023-2A, Class A2 (B)	6.500	11-16-48	1,131,000	1,146,959
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
AMSR Trust
Series 2025-SFR1, Class A (B)	3.655	06-17-42	714,000	$677,183
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	335,356	307,583
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	2,257,200	2,155,098
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	2,545,449	2,183,374
Series 2021-1A, Class A1 (B)	1.530	03-15-61	2,197,788	1,818,513
CLI Funding IX LLC
Series 2025-1A, Class A (B)	5.350	06-20-50	1,537,429	1,539,772
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	1,877,464	1,736,900
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	1,263,364	1,154,805
Series 2022-1A, Class A (B)	2.720	01-18-47	1,654,872	1,507,226
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	1,568,000	1,580,500
Series 2025-1A, Class A1 (B)	5.316	05-25-50	1,295,000	1,306,207
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	713,000	714,937
Concord Music Royalties LLC
Series 2025-2A, Class A (B)	5.785	07-20-75	1,328,000	1,331,260
Consolidated Communications LLC
Series 2025-1A, Class A2 (B)	6.000	05-20-55	1,582,000	1,613,667
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	2,200,000	2,139,108
Series 2024-2A, Class A2 (B)	4.500	05-20-49	2,167,000	2,105,760
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	1,281,000	1,255,718
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,275,313	1,248,852
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	514,000	485,562
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2I (B)	2.662	04-25-51	1,884,705	1,757,603
Driven Brands Funding LLC
Series 2020-2A, Class A2 (B)	3.237	01-20-51	1,672,532	1,598,755
Series 2021-1A, Class A2 (B)	2.791	10-20-51	2,250,065	2,096,556
FirstKey Homes Trust
Series 2021-SFR1, Class D (B)	2.189	08-17-38	1,729,000	1,673,470
Frontier Issuer LLC
Series 2024-1, Class C (B)	11.160	06-20-54	781,000	871,668
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (B)	4.980	12-11-36	1,004,000	1,023,529
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	431,222	428,401
Series 2021-1A, Class A2 (B)	2.773	04-20-29	1,252,155	1,238,938
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	2,912,000	2,845,829
Hotwire Funding LLC
Series 2021-1, Class A2 (B)	2.311	11-20-51	1,982,000	1,907,771
Series 2024-1A, Class A2 (B)	5.893	06-20-54	540,000	545,447
Invitation Homes Trust
Series 2024-SFR1, Class A (B)	4.000	09-17-41	2,342,986	2,270,432
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	1,800,488	1,818,809
Series 2025-1A, Class A2 (B)	5.610	08-16-55	1,874,000	1,884,249
Lyra Music Assets LP
Series 2025-1A, Class A2 (B)	5.604	09-20-65	1,201,000	1,200,990
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (B)	5.400	08-20-55	1,639,000	1,638,864
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	757,370	660,867
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	23

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	3,334,015	$3,110,778
Series 2022-1A, Class A2 (B)	3.695	01-30-52	1,416,620	1,309,966
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	2,951,000	2,420,562
Series 2021-1, Class B1 (B)	2.410	10-20-61	1,544,000	1,204,708
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (B)	3.104	07-25-26	177,430	173,220
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (B)(E)	5.725	07-20-37	983,000	986,147
Progress Residential Trust
Series 2025-SFR1, Class A (B)	3.400	02-17-42	1,541,096	1,455,960
Series 2025-SFR2, Class A (B)	3.305	04-17-42	1,052,000	985,521
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	35,761	35,650
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	3,210,000	3,165,644
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (B)(E)	5.798	01-15-38	1,128,000	1,130,593
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (B)(E)	5.618	04-15-38	1,181,000	1,179,700
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (B)	5.673	07-25-55	1,439,000	1,425,038
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	729,885	748,599
Sesac Finance LLC
Series 2025-1, Class A2 (B)	5.500	07-25-55	1,600,000	1,571,330
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (B)	1.070	01-15-53	573,969	518,202
Series 2024-A, Class A1A (B)	5.240	03-15-56	1,997,577	2,024,175
Series 2024-E, Class A1A (B)	5.090	10-16-56	1,456,317	1,466,334
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	2,395,149	2,341,679
Series 2020-1A, Class A2II (B)	4.336	01-20-50	1,539,399	1,469,790
Series 2021-1A, Class A2I (B)	2.190	08-20-51	1,873,327	1,707,907
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	952,800	964,733
Series 2024-1A, Class A2II (B)	6.268	07-30-54	910,123	925,995
Series 2024-3A, Class A23 (B)	5.914	07-30-54	2,325,428	2,271,300
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	239,011	232,738
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (B)	5.440	06-25-54	615,000	614,716
Series 2025-1A, Class A2 (B)	5.036	03-25-55	2,452,000	2,404,139
TIF Funding II LLC
Series 2021-1A, Class A (B)	1.650	02-20-46	1,281,375	1,153,723
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	2,003,167	1,858,130
Series 2021-1A, Class A (B)	1.860	03-20-46	1,258,912	1,149,530
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (B)	5.877	04-20-55	900,000	916,577
Vantage Data Centers LLC
Series 2020-2A, Class A2 (B)	1.992	09-15-45	1,650,000	1,544,609
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	2,407,038	2,206,144
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	316,001	300,116
Willis Engine Structured Trust VIII
Series 2025-A, Class A (B)	5.582	06-15-50	839,041	842,694
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	1,002,000	1,023,534
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	1,583,040	1,473,597
24	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Zayo Issuer LLC
Series 2025-1A, Class A2 (B)	5.648	03-20-55	1,569,000	$1,584,453
Ziply Fiber Issuer LLC
Series 2024-1A, Class C (B)	11.170	04-20-54	2,079,000	2,225,875

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.2%				$188,575,776
(Cost $188,596,280)
U.S. Government Agency 3.0%				176,074,259
Federal Agricultural Mortgage Corp. Discount Note	4.180	08-01-25	24,000,000	23,997,173
Federal Home Loan Bank Discount Note	4.180	08-01-25	152,095,000	152,077,086

	Yield (%)	Shares	Value
Short-term funds 0.2%			12,501,517
John Hancock Collateral Trust (I)	4.2650(J)	1,249,914	12,501,517

Total investments (Cost $4,436,876,606) 99.9%	$5,928,911,105
Other assets and liabilities, net 0.1%	6,682,183
Total net assets 100.0%	$5,935,593,288

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-25. The value of securities on loan amounted to $12,019,479.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Security purchased or sold on a when-issued or delayed-delivery basis.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 7-31-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	25

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$3,373,751,969	$3,173,806,295	$199,945,674	—
Preferred securities	703,840	703,840	—	—
U.S. Government and Agency obligations	1,265,386,187	—	1,265,386,187	—
Corporate bonds	904,221,354	—	904,221,354	—
Municipal bonds	949,148	—	949,148	—
Term loans	6,787,263	—	6,787,263	—
Collateralized mortgage obligations	79,501,762	—	79,501,762	—
Asset-backed securities	109,033,806	—	109,033,806	—
Short-term investments	188,575,776	12,501,517	176,074,259	—
Total investments in securities	$5,928,911,105	$3,187,011,652	$2,741,899,453	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,249,914	$63,191,401	$367,169,845	$(417,855,718)	$19,530	$(23,541)	$103,497	—	$12,501,517
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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